Consolidated Income Statement (unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019
Income Statement [Abstract]
Revenue	$ 12,201	$ 1,249	$ 31,455	$ 14,755
Research & development	(14,379)	(14,407)	(40,922)	(48,380)
Manufacturing commercialization	(7,612)	(3,193)	(15,456)	(12,910)
Management and administration	(5,730)	(5,256)	(17,960)	(15,998)
Fair value remeasurement of contingent consideration	2,158	(2,718)	1,276	(3,352)
Other operating income and expenses	(442)	(82)	(28)	(1,060)
Finance costs	(3,414)	(2,768)	(9,853)	(7,906)
Loss before income tax	(17,218)	(27,175)	(51,488)	(74,851)
Income tax benefit	1,955	2,205	6,158	5,778
Loss attributable to the owners of Mesoblast Limited	$ (15,263)	$ (24,970)	$ (45,330)	$ (69,073)
Losses per share from continuing operations attributable to the ordinary equity holders of the Group:
Basic - losses per share	$ (0.0284)	$ (0.0500)	$ (0.0866)	$ (0.1402)
Diluted - losses per share	$ (0.0284)	$ (0.0500)	$ (0.0866)	$ (0.1402)